Security Deposits and Maintenance Reserves - Changes in Security Deposits and Maintenance Reserve Deposits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	R$ 1,651,533	R$ 1,546,720
Business combination – Azul Conecta	298
Additions	407,689	381,341
Impairment	(20,486)
Write-offs	(419,843)	(8,417)	R$ (31,132)
Reimbursements	(520,107)	(323,493)
Foreing exchanges variations	454,958	55,382
Balances at the end of the period	1,651,533	1,546,720	1,546,720	R$ 1,554,042	R$ 1,651,533
Current				318,460	258,212
Non-current				1,235,582	1,393,321
Maintenance reserve deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	1,498,898	1,321,490
Business combination – Azul Conecta	0
Additions	313,950	343,727
Impairment	(20,486)
Write-offs	(419,843)	(8,417)
Reimbursements	(476,588)	(210,356)
Foreing exchanges variations	425,715	52,454
Balances at the end of the period	1,498,898	1,321,490	1,321,490	1,321,646	1,498,898
Current				318,460
Non-current				1,003,186
Security deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Balance at the beginning of the period	152,635	225,230
Business combination – Azul Conecta	298
Additions	93,739	37,614
Impairment	0
Write-offs	0	0
Reimbursements	(43,519)	(113,137)
Foreing exchanges variations	29,243	2,928
Balances at the end of the period	R$ 152,635	R$ 225,230	R$ 225,230	232,396	R$ 152,635
Current				0
Non-current				R$ 232,396